Other Non-Current Assets	6 Months Ended
Jun. 30, 2018
Other Non-Current Assets [Abstract]
Other non-current assets:

9.Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31, 2017	June 30, 2018
Other non-current assets	$44,869	$71
	$44,869	$71

 As of December 31, 2017, an amount of $44,869 was recorded as “Other non-current assets” in the accompanying consolidated balance sheet regarding the last installment due to HHI for the delivery of the VLGC Mont Gelé. The last installment, including related costs of $44,869, was held in an escrow account and released to the HHI on January 4, 2018 upon the delivery of the vessel to the Company (Notes 6, 7).